Stock Compensation Expense and Warrants (Details) - Schedule of stock-based compensation expense - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Compensation Expense and Warrants (Details) - Schedule of stock-based compensation expense [Line Items]
Stock options	$ 695
Restricted stock awards	942
Common stock warrants – Non-employee
Total stock – based compensation expense	1,637
Tax benefit related to stock based compensation expense
Tax benefit realized from stock options exercised
FaZe Clan Inc.[Member]
Stock Compensation Expense and Warrants (Details) - Schedule of stock-based compensation expense [Line Items]
Stock options
Restricted stock awards	$ 602,647
Common stock warrants – Non-employee		20
Total stock – based compensation expense		20
Tax benefit related to stock based compensation expense
Tax benefit realized from stock options exercised